Investments - Schedule of Investments Accounted as Sales-Type Leases and as Direct Financing Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments [Abstract]
Minimum lease payments receivable	$ 1,950,889	$ 1,580,222	$ 365,516
Estimated residual value of leased assets	10,183	9,229	1,521
Unearned income	(1,285,322)	(1,032,572)	(235,067)
Net investment	$ 675,750	$ 556,879	$ 131,969